Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Property, plant and equipment

Note 19 Property, plant and equipment

Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Others Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2023
Historic cost	862,106,306	813,091,440	253,015,079	164,415,831	211,047,748	91,014,222	48,703,198	2,443,393,824
Accumulated depreciation	(280,605,555)	(443,288,574)	(169,929,241)	(113,197,301)	-	(61,286,848)	(18,240,003)	(1,086,547,522)
Book Value	581,500,751	369,802,866	83,085,838	51,218,530	211,047,748	29,727,374	30,463,195	1,356,846,302

As of December 31, 2023
Additions	-	-	-	-	138,289,044	-	-	138,289,044
Additions for business combinations (cost) (2)	181,006	534,269	-	-	-	79,094	-	794,369
Additions for business combinations (depreciation) (2)	(18,054)	(100,613)	-	-	-	(20,076)	-	(138,743)
Transfers	48,036,193	67,714,703	26,923,762	18,748,098	(174,281,473)	12,850,863	7,854	-
Transfers to Non-current assets of disposal groups classified as held for sale (cost) (3)	(20,207,777)	-	-	-	-	-	-	(20,207,777)
Conversion effect historic (cost)	(63,104,205)	(113,528,101)	(67,485,035)	(15,443,833)	(30,065,398)	(1,280,069)	(6,081,394)	(296,988,035)
Divestitures (cost)	(409,818)	(3,694,017)	(1,745,448)	(1,013,849)	-	(469,211)	-	(7,332,343)
Divestitures (depreciation)	375,578	3,245,257	1,568,049	1,013,399	-	433,053	-	6,635,336
Capitalized interests	-	-	-	-	761,764	-	-	761,764
Depreciation	(24,989,553)	(33,391,578)	(21,216,223)	(13,532,247)	-	(9,853,805)	(1,982,689)	(104,966,095)
Conversion effect (depreciation)	3,365,254	16,180,666	26,110,062	9,095,329	-	280,915	900,299	55,932,525
Others increases (decreases) (1)	36,545,275	63,049,635	25,926,231	2,886,596	13,403,899	65,091	3,686,922	145,563,649
Write-off (cost)	(1,916,386)	(2,683,843)	(7,033,035)	(3,109,155)	-	(577,033)	(2,919,093)	(18,238,545)
Write-off (depreciation)	1,823,097	2,519,811	6,862,886	2,917,906	-	519,197	2,393,347	17,036,244
Sub-Total	(20,319,390)	(153,811)	(10,088,751)	1,562,244	(51,892,164)	2,028,019	(3,994,754)	(82,858,607)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695

As of December 31, 2023
Historic cost	861,973,319	829,082,360	229,128,739	167,059,351	159,155,584	102,103,144	44,781,726	2,393,284,223
Accumulated depreciation	(300,791,958)	(459,433,305)	(156,131,652)	(114,278,577)	-	(70,347,751)	(18,313,285)	(1,119,296,528)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695

As of December 31, 2024
Additions	-	-	-	-	151,398,096	-	-	151,398,096
Additions for business combinations (cost) (2)	88,470,136	72,966,245	2,649,396	8,561,542	551,780	4,057,829	-	177,256,928
Additions for business combinations (depreciation) (2)	(84,333,663)	(67,937,215)	(2,480,683)	(5,769,867)	-	(2,067,644)	-	(162,589,072)
Transfers	62,753,106	85,199,469	18,204,523	21,287,171	(207,075,134)	12,757,139	6,873,726	-
Transfers to Non-current assets of disposal groups classified as held for sale (cost) (3)	(506,853)	-	-	-	-	-	-	(506,853)
Conversion effect historic (cost)	(9,232,020)	(13,285,027)	(5,496,314)	330,494	(1,244,492)	(65,992)	(601,347)	(29,594,698)
Divestitures (cost)	(83,937)	(2,982,441)	(2,818,278)	(1,010,239)	-	(522,389)	-	(7,417,284)
Divestitures (depreciation)	82,156	2,799,668	2,714,634	993,355	-	498,166	-	7,087,979
Capitalized interests	-	-	-	-	897,679	-	-	897,679
Depreciation	(27,890,418)	(47,667,987)	(29,209,087)	(17,226,695)	-	(10,169,683)	(2,420,023)	(134,583,893)
Conversion effect (depreciation)	5,517,420	3,330,929	1,335,164	(402,828)	-	(80,968)	125,371	9,825,088
Others increases (decreases) (1)	63,120,877	105,791,787	40,340,406	4,979,101	17,290,371	1,737,930	4,840,400	238,100,872
Write-off (cost)	(140,144)	(978,499)	(9,870,685)	(7,368,902)	-	(2,292,147)	(1,429,284)	(22,079,661)
Write-off (depreciation)	140,084	816,166	9,563,494	7,177,329	-	2,066,297	1,162,203	20,925,573
Sub-Total	97,896,744	138,053,095	24,932,570	11,550,461	(38,181,700)	5,918,538	8,551,046	248,720,754
Book Value	659,078,105	507,702,150	97,929,657	64,331,235	120,973,884	37,673,931	35,019,487	1,522,708,449

As of December 31, 2024
Historic cost	1,068,381,138	1,079,935,259	273,594,861	194,175,897	120,973,884	118,295,809	57,107,074	2,912,463,922
Accumulated depreciation	(409,303,033)	(572,233,109)	(175,665,204)	(129,844,662)	-	(80,621,878)	(22,087,587)	(1,389,755,473)
Book Value	659,078,105	507,702,150	97,929,657	64,331,235	120,973,884	37,673,931	35,019,487	1,522,708,449
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”
(2)	See Note 1 - General information, letter C), number (5) for 2023 and numbers (4) and (12) for 2024.
(3)	See Note 14 - Non-current assets of disposal groups classified as held for sale.

The balance of the land at the end of each year is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Land	277,836,130	253,143,223
Total	277,836,130	253,143,223

Capitalized interest as of December 31, 2024 amounted ThCh$ 897,679 (ThCh$ 761,764 as of December 31, 2023 and ThCh$ 797,442 as of December 31, 2022), using an annually capitalization rate of 3.25% (3.15% as of December 31, 2023 and 3.64% as of December 2022).

The Company, through its subsidiary Viña San Pedro Tarapacá S.A., has biological assets corresponding to vines that produce grapes. The vines are segmented into those under formation and those under production, and they are grown both on leased and owned land, The grapes harvested from these vines are used in the manufacturing of wine, which is marketed both in the domestic market and abroad.

As of December 31, 2024, the Company maintained approximately 4,751 hectares of which 4,300 are for vines in production stage. Of the total hectares mentioned above 4,139 correspond to own land and 161 to leased land.

The vines under formation are recorded at historic cost, and only start being depreciated when they are transferred to the production phase, which occurs in the majority of cases in the third year after plantation, when they start producing grapes commercially (in volumes that justify their production-oriented handling and later harvest).

During 2024, the production in plant vines yield was approximately 70.0 million kilos of grapes (63.5 million kilos of grapes in 2023).

By the nature of business of the Company, in the value of the assets it is not considered to start an allowance for cost of dismantling, removal or restoration.

In relation to impairment losses on Property, plant and equipment, Management has analyzed internal and external indicators and has not found evidence of impairment at December 31, 2024.

The depreciation year ended as of December 31, 2024 and 2023, recognized in net income and other assets is as follows:

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Recognized in net incomes (*)	133,733,218	103,974,693
Recognized in others assets	850,675	991,402
Total	134,583,893	104,966,095
(*)	Includes ThCh$ 1,092,661 (ThCh$ 1,724,762 as of December 31, 2023) of depreciation of agricultural assets (barrels), related to the cost of selling wine.